Protective NY COLI VUL

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life and Annuity Insurance Company and Policy Owners of Protective NY COLI VUL:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Protective NY COLI VUL (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama

April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS International Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower International Index Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

MFS VIT II International Growth Portfolio, Initial Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

PROTECTIVE NY COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$6,338	$12,829	$2,313	$5,054	$5,412	$6,645	$5,616
Receivable from dividends	-	-	13	-	-	-	-
Total assets	6,338	12,829	2,326	5,054	5,412	6,645	5,616

NET ASSETS	$6,338	$12,829	$2,326	$5,054	$5,412	$6,645	$5,616

Fair value per share (NAV)	$22.22	$17.64	$7.04	$15.02	$8.37	$15.76	$12.22
Shares outstanding in the Separate Account	285	727	329	337	647	422	460

(1) Investments in mutual fund shares, at cost	$5,304	$12,451	$2,249	$4,535	$5,570	$5,513	$5,380

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class
ASSETS:
Investments at fair value (1)	$10,512	$18,104	$9,907	$6,369	$7,652	$2,293	$2,106
Receivable from dividends	-	-	-	-	-	-	-
Total assets	10,512	18,104	9,907	6,369	7,652	2,293	2,106

NET ASSETS	$10,512	$18,104	$9,907	$6,369	$7,652	$2,293	$2,106

Fair value per share (NAV)	$15.85	$15.86	$660.13	$17.94	$9.96	$7.41	$9.78
Shares outstanding in the Separate Account	663	1,141	15	355	768	310	215

(1) Investments in mutual fund shares, at cost	$7,415	$14,244	$7,733	$5,491	$7,251	$2,216	$2,063

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
ASSETS:
Investments at fair value (1)	$2,096	$12,970	$3,132	$3,140
Receivable from dividends	-	-	-	-
Total assets	2,096	12,970	3,132	3,140

NET ASSETS	$2,096	$12,970	$3,132	$3,140

Fair value per share (NAV)	$12.01	$9.45	$18.83	$10.80
Shares outstanding in the Separate Account	175	1,372	166	291

(1) Investments in mutual fund shares, at cost	$2,010	$12,428	$2,971	$2,963

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$80	$422	$258	$133	$627	$145	$89

TOTAL INVESTMENT INCOME	80	422	258	133	627	145	89

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	744	1,358	97	41	(151)	1,181	263
Capital gain distributions	-	1,054	5	568	-	73	27

Net realized gain (loss) on investments	744	2,412	102	609	(151)	1,254	290

Change in net unrealized appreciation (depreciation) on investments	1,138	650	(27)	(277)	(125)	1,308	(289)

Net realized and unrealized gain (loss) on investments	1,882	3,062	75	332	(276)	2,562	1

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,962	$3,484	$333	$465	$351	$2,707	$90

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class
INVESTMENT INCOME:
Dividend income	$125	$169	$176	$57	$569	$238	$142

TOTAL INVESTMENT INCOME	125	169	176	57	569	238	142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,869	142	6,914	1,519	379	102	54
Capital gain distributions	68	-	167	340	-	-	-

Net realized gain (loss) on investments	2,937	142	7,081	1,859	379	102	54

Change in net unrealized appreciation (depreciation) on investments	1,805	1,654	(3,676)	124	688	(23)	2

Net realized and unrealized gain (loss) on investments	4,742	1,796	3,405	1,983	1,067	79	56

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,867	$1,965	$3,581	$2,040	$1,636	$317	$198

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INVESTMENT INCOME:
Dividend income	$118	$890	$209	$237

TOTAL INVESTMENT INCOME	118	890	209	237

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	114	456	106	105
Capital gain distributions	-	-	13	-

Net realized gain (loss) on investments	114	456	119	105

Change in net unrealized appreciation (depreciation) on investments	76	517	(20)	31

Net realized and unrealized gain (loss) on investments	190	973	99	136

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$308	$1,863	$308	$373

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$80	$422	$258	$133	$627	$145	$89
Net realized gain (loss) on investments	744	2,412	102	609	(151)	1,254	290
Change in net unrealized appreciation (depreciation) on investments	1,138	650	(27)	(277)	(125)	1,308	(289)

Net increase (decrease) in net assets resulting from operations	1,962	3,484	333	465	351	2,707	90

POLICY TRANSACTIONS:
Policy owners' net payments	30	59	12	24	30	30	30
Policy maintenance charges	(1,549)	(3,263)	(633)	(1,263)	(1,528)	(1,651)	(1,585)
Policy owners' benefits	(6,478)	(13,956)	(2,724)	(5,248)	(6,572)	(6,951)	(6,660)
Net transfers (to) from the Company and/or Subaccounts	(1)	-	-	-	1	(3)	-

Increase (decrease) in net assets resulting from Policy transactions	(7,998)	(17,160)	(3,345)	(6,487)	(8,069)	(8,575)	(8,215)

Total increase (decrease) in net assets	(6,036)	(13,676)	(3,012)	(6,022)	(7,718)	(5,868)	(8,125)

NET ASSETS:
Beginning of period	12,374	26,505	5,338	11,076	13,130	12,513	13,741

End of period	$6,338	$12,829	$2,326	$5,054	$5,412	$6,645	$5,616

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$125	$169	$176	$57	$569	$238	$142
Net realized gain (loss) on investments	2,937	142	7,081	1,859	379	102	54
Change in net unrealized appreciation (depreciation) on investments	1,805	1,654	(3,676)	124	688	(23)	2

Net increase (decrease) in net assets resulting from operations	4,867	1,965	3,581	2,040	1,636	317	198

POLICY TRANSACTIONS:
Policy owners' net payments	42	37	87	30	42	12	12
Policy maintenance charges	(2,438)	(758)	(6,682)	(1,685)	(2,115)	(627)	(600)
Policy owners' benefits	(10,628)	-	(31,442)	(7,198)	(9,257)	(2,697)	(2,606)
Net transfers (to) from the Company and/or Subaccounts	(1)	(1)	1	-	-	(1)	-

Increase (decrease) in net assets resulting from Policy transactions	(13,025)	(722)	(38,036)	(8,853)	(11,330)	(3,313)	(3,194)

Total increase (decrease) in net assets	(8,158)	1,243	(34,455)	(6,813)	(9,694)	(2,996)	(2,996)

NET ASSETS:
Beginning of period	18,670	16,861	44,362	13,182	17,346	5,289	5,102

End of period	$10,512	$18,104	$9,907	$6,369	$7,652	$2,293	$2,106

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$118	$890	$209	$237
Net realized gain (loss) on investments	114	456	119	105
Change in net unrealized appreciation (depreciation) on investments	76	517	(20)	31

Net increase (decrease) in net assets resulting from operations	308	1,863	308	373

POLICY TRANSACTIONS:
Policy owners' net payments	12	71	18	18
Policy maintenance charges	(601)	(3,624)	(894)	(893)
Policy owners' benefits	(2,626)	(15,760)	(3,887)	(3,895)
Net transfers (to) from the Company and/or Subaccounts	-	-	(1)	(1)

Increase (decrease) in net assets resulting from Policy transactions	(3,215)	(19,313)	(4,764)	(4,771)

Total increase (decrease) in net assets	(2,907)	(17,450)	(4,456)	(4,398)

NET ASSETS:
Beginning of period	5,003	30,420	7,588	7,538

End of period	$2,096	$12,970	$3,132	$3,140

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I. Fund, Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$160	$364	$345	$144	$955	$264	$363
Net realized gain (loss) on investments	339	2,378	56	653	21	295	898
Change in net unrealized appreciation (depreciation) on investments	(328)	(738)	20	454	(78)	(346)	131

Net increase (decrease) in net assets resulting from operations	171	2,004	421	1,251	898	213	1,392

POLICY TRANSACTIONS:
Policy owners' net payments	10,819	21,638	4,328	8,655	10,819	10,819	10,819
Policy maintenance charges	(3,219)	(6,452)	(1,270)	(2,665)	(3,139)	(3,213)	(3,233)
Net transfers (to) from the Company and/or Subaccounts	-	1	-	-	(1)	-	(1)

Increase (decrease) in net assets resulting from Policy transactions	7,600	15,187	3,058	5,990	7,679	7,606	7,585

Total increase (decrease) in net assets	7,771	17,191	3,479	7,241	8,577	7,819	8,977

NET ASSETS:
Beginning of period	4,603	9,314	1,859	3,835	4,553	4,694	4,764

End of period	$12,374	$26,505	$5,338	$11,076	$13,130	$12,513	$13,741

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS VIT II International Growth Portfolio, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$226	$196	$488	$142	$613	$289	$192
Net realized gain (loss) on investments	532	490	2,384	297	55	59	16
Change in net unrealized appreciation (depreciation) on investments	1,022	1,299	4,958	656	(532)	18	17

Net increase (decrease) in net assets resulting from operations	1,780	1,985	7,830	1,095	136	366	225

POLICY TRANSACTIONS:
Policy owners' net payments	15,147	7,027	38,413	10,819	15,147	4,328	4,328
Policy maintenance charges	(4,677)	(3,361)	(10,965)	(3,283)	(4,305)	(1,263)	(1,236)
Net transfers (to) from the Company and/or Subaccounts	-	1	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	10,470	3,667	27,448	7,536	10,842	3,065	3,092

Total increase (decrease) in net assets	12,250	5,652	35,278	8,631	10,978	3,431	3,317

NET ASSETS:
Beginning of period	6,420	11,209	9,084	4,551	6,368	1,858	1,785

End of period	$18,670	$16,861	$44,362	$13,182	$17,346	$5,289	$5,102

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$139	$1,186	$124	$120
Net realized gain (loss) on investments	10	146	53	41
Change in net unrealized appreciation (depreciation) on investments	(10)	(296)	59	32

Net increase (decrease) in net assets resulting from operations	139	1,036	236	193

POLICY TRANSACTIONS:
Policy owners' net payments	4,328	25,966	6,491	6,491
Policy maintenance charges	(1,234)	(7,439)	(1,852)	(1,850)
Net transfers (to) from the Company and/or Subaccounts	(1)	-	1	1

Increase (decrease) in net assets resulting from Policy transactions	3,093	18,527	4,640	4,642

Total increase (decrease) in net assets	3,232	19,563	4,876	4,835

NET ASSETS:
Beginning of period	1,771	10,857	2,712	2,703

End of period	$5,003	$30,420	$7,588	$7,538

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE NY COLI VUL

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Protective NY COLI VUL (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on December 17, 2021 and exists in accordance with the regulations of the Alabama Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Insurance Company ("PLICO"). PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Protective Executive Benefits Registered VUL NY

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 131 available Subaccount investment options, as follows:

American Funds IS Capital World Bond Fund, Class 2 *

American Funds IS Capital World Growth and Income Fund, Class 2 *

American Funds IS Global Small Capitalization Fund, Class 2 *

American Funds IS Growth Fund, Class 2 *

American Funds IS Growth-Income Fund, Class 2 *

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2 *

American Funds IS Washington Mutual Investors Fund, Class 2 *

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I *

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I. Fund, Class I

BNY Mellon Stock Index Fund, Inc., Initial Shares *

ClearBridge Variable Mid Cap Portfolio, Class I *

ClearBridge Variable Small Cap Growth Portfolio, Class I *

Davis Financial Portfolio *

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional *

DWS Core Equity VIP, Class A *

DWS High Income VIP, Class A *

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class *

Empower Ariel Mid Cap Value Fund, Investor Class * (a)

Empower Bond Index Fund, Investor Class *

Empower Conservative Profile Fund, Investor Class *

Empower Core Bond Fund, Investor Class *

Empower Emerging Markets Equity Fund, Investor Class *

Empower Global Bond Fund, Investor Class * (a)

Empower Government Money Market Fund, Investor Class * (a)

Empower Inflation-Protected Securities Fund, Investor Class *

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class *

Empower Large Cap Growth Fund, Investor Class *

Empower Large Cap Value Fund, Investor II Class * (a)

Empower Lifetime 2015 Fund, Investor Class *

Empower Lifetime 2020 Fund, Investor Class *

Empower Lifetime 2025 Fund, Investor Class *

Empower Lifetime 2030 Fund, Investor Class *

Empower Lifetime 2035 Fund, Investor Class *

Empower Lifetime 2040 Fund, Investor Class *

Empower Lifetime 2045 Fund, Investor Class *

Empower Lifetime 2050 Fund, Investor Class *

Empower Lifetime 2055 Fund, Investor Class *

Empower Lifetime 2060 Fund, Investor Class *

Empower Lifetime 2065 Fund, Investor Class *

Empower Mid Cap Value Fund, Investor Class *

Empower Moderate Profile Fund, Investor Class *

Empower Moderately Aggressive Profile Fund, Investor Class *

Empower Moderately Conservative Profile Fund, Investor Class *

Empower Multi-Sector Bond Fund, Investor Class *

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class *

Empower S&P Small Cap 600 Index Fund, Investor Class *

Empower Short Duration Bond Fund, Investor Class *

Empower Small Cap Growth Fund, Investor Class *

Empower Small Cap Value Fund, Investor Class *

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class *

Empower U.S. Government Securities Fund, Investor Class *

Federated Hermes High Income Bond Fund II, Primary Shares *

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Freedom 2025 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2030 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2035 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2040 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2045 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2050 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2055 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2060 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2065 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2070 Portfolio, Service Class 2 *

Fidelity VIP Government Money Market Portfolio, Service Class 2 *

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2 *

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 *

Fidelity VIP Mid Cap Portfolio, Service Class 2 * (a)

Goldman Sachs VIT Government Money Market Fund, Service Class *

Invesco V.I. Diversified Dividend Fund, Series I *

Invesco V.I. EQV International Equity Fund, Series I *

Invesco V.I. Global Real Estate Fund, Series I *

Invesco V.I. Main Street Small Cap Fund, Series I *

Janus Henderson VIT Balanced Portfolio, Institutional Shares *

Janus Henderson VIT Enterprise Portfolio, Institutional Shares *

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares *

Janus Henderson VIT Forty Portfolio, Institutional Shares *

Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares * (a)

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares *

Lord Abbett Series Fund Total Return Portfolio, Class VC *

LVIP American Century Capital Appreciation Fund, Standard Class II * (a)

LVIP American Century Inflation Protection Fund, Service Class * (a)

LVIP American Century Mid Cap Value Fund, Standard Class II * (a)

LVIP American Century Ultra Fund, Standard Class II * (a)

LVIP American Century Value Fund, Standard Class II * (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class *

LVIP JPMorgan U.S. Equity Fund, Standard Class *

MFS VIT Growth Series, Initial Class *

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT II Research International Portfolio, Initial Class *

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class *

MFS VIT III Global Real Estate Portfolio, Initial Class *

MFS VIT III Mid Cap Value Portfolio, Initial Class *

MFS VIT Mid Cap Growth Series, Initial Class *

MFS VIT New Discovery Series, Initial Class *

MFS VIT Research Series, Initial Class *

MFS VIT Total Return Bond Series, Initial Class *

MFS VIT Value Series, Initial Class *

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I * (a)

Neuberger Berman AMT Quality Equity Portfolio, Class I * (a)

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class *

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Income Portfolio, Institutional Class *

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Administrative Class *

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Putnam VT Focused International Equity Fund, Class IA *

Putnam VT Global Asset Allocation Fund, Class IA *

Putnam VT High Yield Fund, Class IA *

Putnam VT Income Fund, Class IB *

Putnam VT International Value Fund, Class IA *

Putnam VT Large Cap Growth Fund, Class IA *

Putnam VT Large Cap Value Fund, Class IA *

Putnam VT Research Fund, Class IA *

Putnam VT Small Cap Value Fund, Class IA *

Putnam VT Sustainable Future Fund, Class IA *

T. Rowe Price Blue Chip Growth Portfolio, Class II *

VanEck VIP Global Resources Fund, Initial Class * (a)

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio *

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I * (a)

* Policy owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes table below

Subaccount Changes: Liquidations
During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Empower Global Bond Fund, Investor Class	September 19, 2025
Empower Government Money Market Fund, Investor Class	June 14, 2024
Empower Large Cap Value Fund, Investor II Class	September 19, 2025
Fidelity VIP Mid Cap Portfolio, Service Class 2	September 19, 2025
Janus Henderson VIT Global Sustainable Equity Portfolio, Institutional Shares	April 30, 2025
LVIP American Century Inflation Protection Fund, Service Class	September 19, 2025
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	September 19, 2025
VanEck VIP Global Resources Fund, Initial Class	September 19, 2025
Victory RS Small Cap Growth Equity VIP Series, Class I	August 28, 2025

Subaccount Changes: Reorganizations
During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Capital Appreciation Fund, Class I	LVIP American Century Capital Appreciation Fund, Standard Class II	April 26, 2024

American Century Investments VP Inflation Protection Fund, Class I	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class I	LVIP American Century Mid Cap Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

Subaccount Change: Name Change
During 2025, the following Subaccount changed its name:

Previous Name	New Name	Date of Change
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Neuberger Berman AMT Quality Equity Portfolio, Class I	July 28, 2025

Subaccount Change: Merger
During 2024, the following Subaccount was merged:

Original Subaccount	Merged into	Date of Merger
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for pending claims payouts and accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
American Funds IS International Fund, Class 2	$108	$8,026
BlackRock Global Allocation V.I. Fund, Class I	1,534	17,218
BlackRock High Yield V.I. Fund, Class I	292	3,356
DWS Small Cap Index VIP, Class A	724	6,510
Eaton Vance VT Floating-Rate Income Fund, Initial Class	656	8,099
Empower International Index Fund, Investor Class	246	8,602
Empower Real Estate Index Fund, Investor Class	145	8,244
Fidelity VIP Emerging Markets Portfolio, Service Class 2	234	13,066
Fidelity VIP Extended Market Index Portfolio, Service Class 2	206	758
Fidelity VIP Index 500 Portfolio, Initial Class	427	38,120
MFS VIT II International Growth Portfolio, Initial Class	426	8,882
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	610	11,371
PIMCO VIT High Yield Portfolio, Administrative Class	249	3,324
PIMCO VIT Low Duration Portfolio, Administrative Class	153	3,205
PIMCO VIT Real Return Portfolio, Administrative Class	130	3,227
PIMCO VIT Total Return Portfolio, Administrative Class	959	19,382
Vanguard VIF Global Bond Index Portfolio	239	4,781
Vanguard VIF Total Bond Market Index Portfolio	255	4,788

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS International Fund, Class 2	3	762	(759)	1,104	319	785
BlackRock Global Allocation V.I. Fund, Class I	5	1,396	(1,391)	2,018	580	1,438
BlackRock High Yield V.I. Fund, Class I	1	276	(275)	397	113	284
DWS Small Cap Index VIP, Class A	2	536	(534)	777	225	552
Eaton Vance VT Floating-Rate Income Fund, Initial Class	2	655	(653)	946	268	678
Empower International Index Fund, Investor Class	2	636	(634)	920	266	654
Empower Real Estate Index Fund, Investor Class	2	640	(638)	920	257	663
Fidelity VIP Emerging Markets Portfolio, Service Class 2	4	1,155	(1,151)	1,682	487	1,195
Fidelity VIP Extended Market Index Portfolio, Service Class 2	3	60	(57)	636	286	350
Fidelity VIP Index 500 Portfolio, Initial Class	6	2,437	(2,431)	3,033	800	2,233
MFS VIT II International Growth Portfolio, Initial Class	2	667	(665)	967	278	689
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	4	1,170	(1,166)	1,689	474	1,215
PIMCO VIT High Yield Portfolio, Administrative Class	1	285	(284)	410	116	294
PIMCO VIT Low Duration Portfolio, Administrative Class	1	304	(303)	439	123	316
PIMCO VIT Real Return Portfolio, Administrative Class	1	308	(307)	445	124	321
PIMCO VIT Total Return Portfolio, Administrative Class	7	2,012	(2,005)	2,902	814	2,088
Vanguard VIF Global Bond Index Portfolio	2	488	(486)	704	197	507
Vanguard VIF Total Bond Market Index Portfolio	2	493	(491)	712	199	513

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is assessed on each premium payment received; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% - 10.0% of each premium payment

Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	not more than $10 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of not more than 0.90% of the average daily net assets of the Subaccounts

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any Policy year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 for any Policy year that had two or more partial withdrawals

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional term insurance benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk

Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Insured Endorsement
This charge is assessed to reimburse the Company for costs incurred from a change of insured endorsement. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$400 per change

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. If applicable, the deduction is withdrawn annually, assessed through a redemption of units, and recorded as net Policy loan repayments (withdrawals) within the Statements of Changes in Net Assets.	not more than 1.50% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

American Funds IS International Fund, Class 2
2025	1		$12.32	$6	0.86%	26.76%
2024	1		9.72	12	1.28%	3.16%
2023	0	*	9.42	5	1.61%	8.11%
2022	-		-	-	0.00%	(21.62)%
BlackRock Global Allocation V.I. Fund, Class I
2025	1		13.61	13	2.15%	19.80%
2024	2		11.36	27	1.45%	9.23%
2023	1		10.40	9	2.92%	8.07%
2022	-		-	-	0.00%	(16.60)%
BlackRock High Yield V.I. Fund, Class I
2025	0	*	12.75	2	6.79%	9.18%
2024	0	*	11.67	5	6.96%	8.27%
2023	0	*	10.78	2	6.33%	8.87%
2022	-		-	-	0.00%	(10.28)%
DWS Small Cap Index VIP, Class A
2025	0	*	13.88	5	1.74%	12.64%
2024	1		12.33	11	1.40%	11.15%
2023	0	*	11.09	4	1.04%	9.11%
2022	-		-	-	0.00%	(22.40)%
Eaton Vance VT Floating-Rate Income Fund, Initial Class
2025	0	*	12.61	5	6.85%	3.95%
2024	1		12.13	13	7.82%	7.68%
2023	0	*	11.27	5	7.90%	9.15%
2022	-		-	-	0.00%	(2.79)%
Empower International Index Fund, Investor Class
2025	0	*	15.37	7	1.46%	30.92%
2024	1		11.74	13	2.12%	2.92%
2023	0	*	11.41	5	3.07%	9.53%
2022	-		-	-	0.00%	(15.36)%
Empower Real Estate Index Fund, Investor Class
2025	0	*	13.41	6	0.93%	3.16%
2024	1		13.00	14	2.84%	7.54%
2023	0	*	12.09	5	1.77%	6.32%
2022	-		-	-	0.00%	(27.49)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Emerging Markets Portfolio, Service Class 2
2025	1		$13.70	$11		0.85%	40.79%
2024	2		9.73	19		1.26%	9.71%
2023	1		8.87	6		2.55%	0.52%
2022	-		-	-		0.00%	(20.61)%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2025	1		13.77	18		1.00%	12.03%
2024	1		12.29	17		1.18%	12.03%
2023	1		10.97	11		2.79%	9.76%
2022	-		-	-		0.00%	(3.39)%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	1		17.41	10		0.66%	17.78%
2024	3		14.78	44		1.25%	24.90%
2023	1		11.84	9		1.40%	21.33%
2022	-		-	-		0.00%	(19.43)%
2021	-		11.47	0	*	1.21%	3.18%
MFS VIT II International Growth Portfolio, Initial Class
2025	0	*	14.43	6		0.56%	21.12%
2024	1		11.92	13		1.12%	9.00%
2023	0	*	10.93	5		1.32%	6.65%
2022	-		-	-		0.00%	(15.40)%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
2025	1		10.21	8		4.51%	12.75%
2024	2		9.06	17		3.66%	(0.50)%
2023	1		9.10	6		2.19%	2.48%
2022	-		-	-		0.00%	(11.68)%
PIMCO VIT High Yield Portfolio, Administrative Class
2025	0	*	12.24	2		6.33%	8.95%
2024	0	*	11.23	5		5.86%	6.89%
2023	0	*	10.51	2		5.39%	8.29%
2022	-		-	-		0.00%	(10.35)%
PIMCO VIT Low Duration Portfolio, Administrative Class
2025	0	*	10.82	2		3.97%	5.52%
2024	0	*	10.26	5		4.01%	4.50%
2023	0	*	9.82	2		3.52%	4.07%
2022	-		-	-		0.00%	(5.68)%
PIMCO VIT Real Return Portfolio, Administrative Class
2025	0	*	10.74	2		3.31%	7.85%
2024	1		9.96	5		2.90%	2.13%
2023	0	*	9.75	2		2.97%	2.42%
2022	-		-	-		0.00%	(12.03)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

PIMCO VIT Total Return Portfolio, Administrative Class
2025	1		$10.06	$13	4.12%	8.89%
2024	3		9.23	30	4.09%	2.53%
2023	1		9.01	11	3.44%	3.16%
2022	-		-	-	0.00%	(14.33)%
Vanguard VIF Global Bond Index Portfolio
2025	0	*	10.05	3	3.92%	5.69%
2024	1		9.51	8	1.72%	2.03%
2023	0	*	9.32	3	1.07%	3.67%
2022	-		-	-	0.00%	(13.08)%
Vanguard VIF Total Bond Market Index Portfolio
2025	0	*	10.01	3	4.45%	6.94%
2024	1		9.36	8	1.67%	1.24%
2023	0	*	9.25	3	1.37%	2.79%
2022	-		-	-	0.00%	(13.30)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.